INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of identifiable intangible assets

	As of September 30, 2024
	Gross	Accumulated
	Amount	Amortization	Net Amount
Customer relationships	$1,071	$(487)	$584
Tradename	800	(252)	548
Noncompetition agreements	34	(18)	16
Intellectual property	35	(23)	13
Internally developed software	967	(276)	691
Total	$2,907	$(1,056)	$1,851

	As of December 31, 2023
	Gross	Accumulated
	Amount	Amortization	Net Amount
Customer relationships	$1,445	$(582)	$863
Tradename	923	(217)	706
Noncompetition agreements	126	(82)	44
Intellectual property	35	(20)	15
Internally developed software	440	(227)	213
Total	$2,969	$(1,128)	$1,841

Schedule of amortization expense over the next five years and thereafter

Nine months ending September 30, 2024	Amount
2024 (remainder)	$104
2025	344
2026	311
2027	253
2028	234
2029	179
Thereafter	254
Total	$1,679

ConnectM Before Business Combination [Member]
Schedule of identifiable intangible assets

	December 31, 2023
	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$1,445,000	$(582,256)	$862,744
Tradename	923,000	(216,501)	706,499
Noncompetition agreements	126,000	(82,037)	43,963
Intellectual property	35,186	(20,073)	15,113
Internally developed software	439,617	(227,061)	212,556
Total	$2,968,803	$(1,127,928)	$1,840,875

	December 31, 2022
	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	$1,523,000	$(379,742)	$1,143,258
Tradename	999,000	(173,777)	825,223
Noncompetition agreements	169,000	(77,282)	91,718
Intellectual property	35,186	(15,613)	19,573
Internally developed software	400,754	(138,967)	261,787
Total	$3,126,940	$(785,381)	$2,341,559

Schedule of amortization expense over the next five years and thereafter

Year ending December 31,	Amount
2024	$420,676
2025	306,065
2026	240,851
2027	184,593
2028	156,170
Thereafter	435,074
Total	$1,743,429